Investment in Affiliates	12 Months Ended
Dec. 31, 2019
Equity Method Investments And Joint Ventures [Abstract]
INVESTMENT IN AFFILIATES

NOTE 10: INVESTMENT IN AFFILIATES

Navios Europe I

On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Maritime Partners L.P. (“Navios Partners”) established Navios Europe I and had economic interests of 47.5%, 47.5% and 5.0%, respectively. On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash which was funded with the proceeds of senior loan facility (the “Senior Loan I”) and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners agreed to make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). In December 2018, the availability under the Revolving Loans I was increased by $30,000. Effective November 2014 and through the Liquidation completed in December 2019, Navios Holdings, Navios Acquisition and Navios Partners had a voting interest of 50%, 50% and 0%, respectively.

On an ongoing basis, Navios Europe I was required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation.

Following the Liquidation of Navios Europe I, Navios Acquisition acquired five vessel owning companies for an acquisition cost of approximately $84,627 in total.

As of December 31, 2019 and subsequent to the Liquidation of Navios Europe I, the Company had no exposure. As of December 31, 2018, the estimated maximum potential loss by Navios Acquisition in Navios Europe I would have been $27,409, which represented the Company’s carrying value of its investment of $4,750 the Company’s portion of the carrying balance of the Navios Revolving Loans I including accrued interest on the Navios Term Loans I of $16,014, which is included under “Due from related parties, long- term” and the accrued interest income on the Navios Revolving Loans I in the amount of $6,645 which is included under “Due from related parties, short-term”. Refer to Note 17 for the terms of the Navios Revolving Loans I.

Income of $1,173 and $1,071 and a loss of $274 was recognized in “Equity/ (loss) in net earnings of affiliated companies” for the years ended December 31, 2019, 2018 and 2017, respectively.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II Inc. and had in such entity economic interests of 47.5%, 47.5% and 5.0%, respectively, and voting interests of 50.0%, 50.0% and 0%, respectively. From June 8, 2015 through December 31, 2015, Navios Europe II acquired fourteen vessels for: (i) cash consideration of $145,550 (which was funded with the proceeds of $131,550 of senior loan facilities (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $99,147. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II revolving loans up to $57,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”).

On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation.

The Navios Term Loans II will be repaid from the future sale of vessels owned by Navios Europe II and is deemed to be the initial investment by Navios Acquisition. Navios Acquisition evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a VIE and that the Company is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II.

Navios Acquisition further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

As of December 31, 2019, the estimated maximum potential loss by Navios Acquisition in Navios Europe II would have been $51,558 (December 31, 2018: $45,115), which represented the Company’s carrying value of the investment of $6,650 (December 31, 2018: $6,650), the Company’s balance of the Navios Revolving Loans II including accrued interest on the Navios Term Loans II of $28,220 (December 31, 2018: $26,445), which is included under “Due from related parties, long-term”, and the accrued interest income on the Navios Revolving Loans II in the amount of $16,688 (December 31, 2018: $12,020), which is included under “Due from related parties, short-term”. Refer to Note 17 for the terms of the Navios Revolving Loans II.

Income recognized in “Equity/ (loss) in net earnings of affiliated companies” for the year ended December 31, 2019 was $1,775. Income recognized in “Equity/ (loss) in net earnings of affiliated companies” for the year ended December 31, 2018 was $2,032. Income recognized in “Equity/ (loss) in net earnings of affiliated companies” for the year ended December 31, 2017 was $2,456.

Navios Midstream

On October 13, 2014, the Company formed Navios Midstream under the laws of Marshall Islands. Navios Maritime Midstream Partners GP L.L.C. (the “Navios Midstream General Partner”), a wholly owned subsidiary of Navios Acquisition, was also formed on that date to act as the general partner of Navios Midstream and received a 2.0% general partner interest.

The Company evaluated its investment in Navios Midstream under ASC 810 and concluded that Navios Midstream was not a “VIE”. The Company further evaluated the power to control the board of directors of Navios Midstream under the voting interest model and concluded that it did maintain significant influence.

Following the deconsolidation of Navios Midstream, the Company accounted for all of its interest under the equity method.

On June 18, 2018, in accordance with the terms of the Partnership Agreement all of the issued and outstanding 1,592,920 subordinated Series A units of Navios Midstream converted into Navios Midstream’s existing common units on a one-for-one basis. Following their conversion into common units, these units have the same distribution rights as all other common units.

On December 13, 2018, Navios Acquisition completed the Merger contemplated by the previously announced Merger Agreement, dated as of October 7, 2018, by and among Navios Acquisition, Merger Sub, Navios Midstream and NAP General Partner. Pursuant to the Merger Agreement, Merger Sub merged with and into Navios Midstream, with Navios Midstream surviving as a wholly-owned subsidiary of Navios Acquisition.

Pursuant to the terms of the Merger Agreement, each outstanding common unit representing limited partner interests in Navios Midstream held by a common unit holder other than Navios Acquisition, Navios Midstream or their respective subsidiaries (the “NAP Public Units”) was converted into the right to receive 0.42 shares of Navios Acquisition common stock. As a result of the Merger, 3,683,284 shares of Navios Acquisition common stock were issued to former holders of NAP Public Units.

Following the completion of the Merger the results of operations of Navios Midstream are included in Navios Acquisition’s consolidated statements of operations.

For the year ended December 31, 2018 and 2017, total equity method income from Navios Midstream recognized in “Equity/ (loss) in net earnings of affiliated companies” pre-OTTI was $4,535 and $10,265, respectively. Dividends received during the year ended December 31, 2018 and 2017 were $10,053 and  $21,301, respectively.

Following the results of the significant tests performed by the Company, it was concluded that on a combined basis all affiliates met the significant threshold requiring summarized financial information for all affiliated companies for the following periods. The separate consolidated financial statements and notes thereto for Navios Midstream for each of the years ended December 31, 2018 and 2017 have been incorporated by reference as part of this annual Report on Form 20-F as a result of significance tests being met pursuant to Rule 3-09 of Regulation S-X.

	December 31, 2018
Balance Sheet	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$19,160	$27,544
Current assets	$22,732	$33,479
Non-current assets	$139,955	$195,805
Current liabilities	$83,059	$39,150
Long-term debt including current portion, net of deferred finance costs and discount	$64,818	$99,153
Non-current liabilities	$61,035	$168,195

	Year Ended December 31, 2018		Year Ended December 31, 2017
Income Statement	Navios Europe I	Navios Europe II	Navios Europe I	Navios Europe II
Revenue	$34,885	$49,870	$37,468	$38,633
Net (loss)/ income before non-cash change in fair value of Junior Loan	$(22,881)	$(12,899)	$(20,778)	$(40,921)
Net (loss)/ income	$(3,197)	$(12,169)	$9,762	$(9,086)